Cover	Dec. 15, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2020
Entity File Number	001-38795
Entity Registrant Name	RMG ACQUISITION CORP.
Entity Central Index Key	0001757932
Entity Tax Identification Number	83-2289787
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 West Street
Entity Address, Address Line Two	Suite 40-C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	785-2579
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
One Class Common Stock Member
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one redeemable warrant
Trading Symbol	RMG.UT
Security Exchange Name	NYSE
Class A Common stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RMG
Security Exchange Name	NYSE
Warrants To Purchase Class Common Stock Member
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	RMG.WT
Security Exchange Name	NYSE